Operating Lease (Tables)	12 Months Ended
Mar. 31, 2024
Operating lease [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the balance sheets.
	As of March 31,
	2024	2023

Rights of use lease assets	$59,689	$156,656
Operating lease liabilities	$64,826	$150,139
The weighted average remaining lease terms and discount rates for the above operating lease were as follows as of March 31, 2024 and 2023:
	As of March 31,
	2024	2023
Remaining lease term and discount rate
Weighted average remaining lease term (years)	$0.61	$1.46
Weighted average discount rate	5%	5%

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2024:
Twelve months ended March 31, 2025	$67,522
Less: imputed interest	(2,696)
Present value of lease liabilities	$64,826